Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Corporate bonds	$ 8,757	$ 12,929
Convertible bonds	1,156	1,209
Total financial assets	9,913	14,138
Liabilities:
Contingent consideration	414	1,333
Total financials liabilities	414	1,333
Level 1 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration
Total financials liabilities
Level 2 [Member]
Assets:
Corporate bonds	8,757	12,929
Convertible bonds	1,156	1,209
Total financial assets	9,913	14,138
Liabilities:
Contingent consideration
Total financials liabilities
Level 3 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration	414	1,333
Total financials liabilities	$ 414	$ 1,333